SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Beginning balances	$ 6,627	$ 6,627
Increases related to current year tax positions
Ending balances	$ 6,627	$ 6,627